10-Q Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term debt outstanding	Long-term debt outstanding was as follows:

	Weighted Average Interest Rate at June 30, 2023	June 30, 2023
	(In thousands)
Term loan agreement due on May 31, 2028	7.36%	$275,000
Revolving credit agreement	7.53%	155,000
Senior notes due on May 1, 2031	7.75%	425,000
Other notes due on January 1, 2061	—%	511
Less unamortized debt issuance costs		16,382
Total long-term debt		839,129
Less current maturities		7,082
Net long-term debt		$832,047

Schedule of debt maturities	Long-term debt maturities, which excludes unamortized debt issuance costs, at June 30, 2023, were as follows:

	Remainder of 2023	2024	2025	2026	2027	Thereafter
	(In thousands)
Long-term debt maturities	$3,645	$6,977	$10,414	$13,850	$17,187	$803,438